Note 3 - Other Comprehensive (Loss) Income	12 Months Ended
Dec. 31, 2016
Notes to Financial Statements
Comprehensive Income (Loss) Note [Text Block]
NOTE
3
Other Comprehensive (Loss)
Income
The components of other comprehensive (loss) income and the related tax effects were as follows:

	For the years ended December 31,
	2016			2015			2014
(Dollars in thousands )	Before Tax	Tax Effect	Net of Tax	Before Tax	Tax Effect	Net of Tax	Before Tax	Tax Effect	Net of Tax
Securities available for sale:
Gross unrealized (losses) gains arising during the period.	$(1,016)	(404)	(612)	344	137	207	38	(218)	256
Less reclassification of net (losses) gains included in net income	(10)	(4)	(6)	6	3	3	0	0	0
Net unrealized (losses) gains arising during the period	(1,006)	(400)	(606)	338	134	204	38	(218)	256
Other comprehensive (loss) income	$(1,006)	(400)	(606)	338	134	204	38	(218)	256

The tax effect in
2014
includes the impact of the reversal of certain deferred tax asset valuation reserve components that reversed in
2014
as a result of the changes
that occurred in the investment portfolio during the year.